Revenues - Schedule of Revenues (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues [Abstract]
Revenues	€ 39,432	€ 6,357	€ 39,432	€ 42,394
Total	€ 39,432	€ 6,357	€ 39,432	€ 42,394